UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-04871

General California Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	05/31/17

FORM N-CSR

Item 1.       Reports to Stockholders.

General California Municipal Money Market Fund

SEMIANNUAL REPORT May 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

General California Municipal Money Market Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for General California Municipal Money Market Fund, covering the six-month period from December 1, 2016 through May 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly, but higher-quality bonds produced more mildly positive returns over the reporting period amid heightened market volatility stemming from various economic and political developments. Equity markets reached a series of new highs in the wake of the November 2016 election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies, and the rally continued in December. Generally strong economic data and better-than-expected corporate earnings continued to support stock prices over the first five months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell early in the reporting period in anticipation of higher short-term U.S. interest rates and more stimulative fiscal policies, but they recouped previous losses when political uncertainty caused some of those expectations to moderate. In contrast, lower rated corporate-backed bonds advanced steadily in a more business-friendly market environment.

Some asset classes and industry groups seem likely to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity may be key to investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
June 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2016 through May 31, 2017, as provided by Joseph Irace, Senior Portfolio Manager

Market and Fund Performance Overview

For the six-month period ended May 31, 2017, General California Municipal Money Market Fund’s Class A shares produced an annualized yield of 0.05%, and Class B shares yielded 0.01%. Taking into consideration the effects of compounding, the fund’s Class A shares and Class B shares produced annualized effective yields of 0.05% and 0.01%, respectively.1

The fund’s yields have increased during the reporting period as the Federal Reserve Board (the “Fed”) has increased the Federal Fund’s rate during the reporting period and is expected to increase the rate again at its June meeting.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in short-term, high-quality municipal obligations that provide income exempt from federal and California state income taxes. The fund also may invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

Although the fund seeks to provide income exempt from federal and California state income taxes, income from some of the fund’s holdings may be subject to the federal alternative minimum tax. The fund may invest temporarily in high-quality, taxable money market instruments, including when the portfolio manager believes acceptable California municipal obligations are not available for investment. During such periods, the fund may not achieve its investment objective. In addition, a portion of the fund’s assets may be invested in short-term, high-quality municipal obligations that do not pay income that is exempt from California state income taxes. The fund is non-diversified.

Supply-and-Demand Factors Drove Yields Lower

Yields of one-year notes climbed following U.S. elections in November 2016, when investors revised their expectations upward for U.S. economic growth and interest rates in anticipation of more stimulative fiscal, tax, and regulatory policies. In December 2016, the Fed increased its target for the overnight federal funds rate by 25 basis points to between 0.50% and 0.75%, putting additional upward pressure on yields. The Fed again hiked rates in March 2017, sending the federal funds rate to between 0.75% and 1.00%.

New municipal note issuance has been steady with strong investor demand enabling yields across the curve to drift lower. Annual note season began with strong demand keeping yields on longer dated notes in line with one week paper. Strong asset inflows into short-term bond funds and separately managed accounts are keeping the yield curve flat overnight to one year. In contrast, variable rate demand note (“VRDN”) yields have risen in response to the rate increase which has resulted in narrow yield differences along the market’s maturity spectrum.

DISCUSSION OF FUND PERFORMANCE (continued)

We have begun to see some deterioration in municipal credit quality after several years of generally sound fiscal conditions. Several states and municipalities have encountered difficulty in balancing their budgets due to stalled growth in tax receipts. States with underfunded pension programs and those whose economies rely on energy production also have faced credit pressures. While California has fared better than many other states, it has not been immune to budget pressures stemming from a downturn in tax revenues and uncertainty regarding federal subsidies for the state’s health care programs.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained short-weighted average maturities with a focus on liquidity. The fund was no exception as we set its weighted average maturity in a range that is consistent with industry averages.

We have also maintained a careful and well-researched credit selection strategy. We have continued to identify what we believe to be low-credit-risk opportunities among certain state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; select local credits with strong financial positions and stable tax bases; and various health care and education issuers.

Additional Rate Hikes Expected

At its meeting in May 2017, Fed officials indicated that continued economic growth and a robust labor market would likely lead to additional rate hikes. Indeed, the Fed again raised short-term rates at its meeting just two weeks after the end of the reporting period, sending the target for the federal funds rate to between 1.00% and 1.25%.

While many analysts expect more rate hikes over the second half of 2017, we believe that any further increases are likely to be gradual. Therefore, in our view, an emphasis on preservation of capital and liquidity remains the prudent course for the fund’s management.

June 15, 2017

You could lose money by investing in a money market fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General California Municipal Money Market Fund from December 1, 2016 to May 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2017
	Class A	Class B
Expenses paid per $1,000†	$ 3.79	$ 4.09
Ending value (after expenses)	$ 1,000.20	$ 1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2017
	Class A	Class B
Expenses paid per $1,000†	$ 3.83	$ 4.13
Ending value (after expenses)	$ 1,021.14	$ 1,020.84

† Expenses are equal to the fund’s annualized expense ratio of .76% for Class A and .82% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2017 (Unaudited)

Short-Term Investments - 100.0%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0%
Alameda County Industrial Development Authority, Revenue (Autumn Press, Inc. Project) (LOC; Wells Fargo Bank)	0.88	6/7/17	1,492,000	[a]	1,492,000
California Enterprise Development Authority, IDR (Gordon Brush Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	0.88	6/7/17	2,000,000	[a]	2,000,000
California Enterprise Development Authority, IDR (Le Chef Bakery Project) (LOC; U.S. Bank NA)	0.88	6/7/17	820,000	[a]	820,000
California Enterprise Development Authority, IDR (Tri Tool Inc. Project) (LOC; Comerica Bank)	0.85	6/7/17	440,000	[a]	440,000
California Enterprise Development Authority, Recovery Zone Facility Revenue (Regional Properties, Inc. Project) (LOC; FHLB)	0.83	6/7/17	3,500,000	[a,b]	3,500,000
California Infrastructure and Economic Development Bank, IDR (International Raisins, Inc. Project) (LOC; M&T Trust)	0.93	6/7/17	3,750,000	[a]	3,750,000
California Infrastructure and Economic Development Bank, IDR (Starter and Alternator Exchange, Inc. Project) (LOC; U.S. Bank NA)	0.92	6/7/17	5,000,000	[a]	5,000,000
California Infrastructure and Economic Development Bank, IDR (Studio Moulding, Inc. Project) (LOC; Comerica Bank)	0.93	6/7/17	1,910,000	[a]	1,910,000
California Infrastructure and Economic Development Bank, IDR (Surtec, Inc. Project) (LOC; Wells Fargo Bank)	0.91	6/7/17	1,000,000	[a]	1,000,000
California Infrastructure and Economic Development Bank, Revenue (Society for the Blind Project) (LOC; U.S. Bank NA)	0.83	6/7/17	1,245,000	[a]	1,245,000
California Pollution Control Financing Authority, SWDR (A&M Farms Project) (LOC; CoBank ACB)	0.90	6/7/17	1,800,000	[a]	1,800,000
California Pollution Control Financing Authority, SWDR (Bay Counties Waste Services, Inc. Project) (LOC; Comerica Bank)	0.92	6/7/17	2,500,000	[a]	2,500,000

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0% (continued)
California Pollution Control Financing Authority, SWDR (Big Bear Disposal, Inc. Project) (LOC; Union Bank NA)	0.86	6/7/17	2,900,000	[a]	2,900,000
California Pollution Control Financing Authority, SWDR (Bos Farms Project) (LOC; CoBank ACB)	0.90	6/7/17	1,550,000	[a]	1,550,000
California Pollution Control Financing Authority, SWDR (Desert Properties, LLC Project) (LOC; Union Bank NA)	0.89	6/7/17	1,700,000	[a]	1,700,000
California Pollution Control Financing Authority, SWDR (Garden City Sanitation, Inc. Project) (LOC; Bank of Tokyo-Mitsubishi, UFJ, Ltd.)	0.89	6/7/17	1,500,000	[a]	1,500,000
California Pollution Control Financing Authority, SWDR (JDS Ranch Project) (LOC; Wells Fargo Bank)	0.90	6/7/17	2,350,000	[a]	2,350,000
California Pollution Control Financing Authority, SWDR (John B. and Ann M. Verwey Project) (LOC; CoBank ACB)	0.90	6/7/17	3,400,000	[a]	3,400,000
California Pollution Control Financing Authority, SWDR (Northern Recycling and Waste Services, LLC Project) (LOC; Union Bank NA)	0.89	6/7/17	440,000	[a]	440,000
California Pollution Control Financing Authority, SWDR (Solid Wastes of Willits, Inc. Project) (LOC; Comerica Bank)	0.92	6/7/17	2,740,000	[a]	2,740,000
California Pollution Control Financing Authority, SWDR (South Lake Refuse Company, LLC Project) (LOC; Union Bank NA)	0.89	6/7/17	970,000	[a]	970,000
California Pollution Control Financing Authority, SWDR (Upper Valley Disposal Service Project) (LOC; Union Bank NA)	0.89	6/7/17	1,230,000	[a]	1,230,000
California School Cash Reserve Program Authority, GO Notes	2.00	6/30/17	1,045,000		1,045,979
California Statewide Communities Development Authority, MFHR (Olen Jones Senior Apartments Project) (LOC; Citibank NA)	1.25	6/7/17	760,000	[a]	760,000
East Bay Municipal Utility Water and Sewer, CP (Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.96	8/2/17	4,000,000		4,000,000
Kern County California, GO Notes	3.00	6/30/17	4,500,000		4,507,830

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
California - 100.0% (continued)
Los Angeles Industrial Development Authority, Empowerment Zone Facility Revenue (Megatoys Project) (LOC; FHLB)	0.98	6/7/17	3,000,000	[a]	3,000,000
RIB Floater Trust (Series 2017-004), (California Health Facilities Financing Authority, Revenue (Diginty Health)) (LOC; Barclays Bank PLC and Liquidity Facility; Barclays Bank PLC)	0.86	6/7/17	4,500,000	[a,b,c]	4,500,000
Riverside County Industrial Development Authority, IDR (Universal Forest Products Western Division, Inc. Project) (LOC; JPMorgan Chase Bank)	0.91	6/7/17	3,160,000	[a]	3,160,000
Riverside County Transportation Commission, CP (LOC; State Street Bank and Trust)	0.90	7/7/17	2,000,000		2,000,000
San Francisco City and County, MFHR (Carter Terrace Apartments) (LOC; Citibank NA)	0.88	6/7/17	3,375,000	[a]	3,375,000
San Francisco City and County Redevelopment Agency, MFHR (Derek Silva Community) (LOC; Citibank NA)	0.88	6/7/17	945,000	[a]	945,000
San Francisco City and County Redevelopment Agency, MFHR (Leland Polk Senior Community) (LOC; Citibank NA)	0.88	6/7/17	1,390,000	[a]	1,390,000
San Francisco City and County Redevelopment Agency, MFHR (Namiki Apartments) (LOC; Citibank NA)	1.20	6/7/17	200,000	[a]	200,000
San Jose Redevelopment, CP (LOC; JPMorgan Chase Bank NA)	0.85	7/21/17	4,500,000		4,500,000
Tender Option Bond Trust Receipts (Series 2016-XF0524), (University of California Regents, General Revenue) (Liquidity Facility; TD Bank)	0.82	6/7/17	2,675,000	[a,b,c]	2,675,000
Tender Option Bond Trust Receipts/Certificates Various States, Revenue (El Camino Hospital) (Liquidity Facility; Barclays Bank PLC and LOC; Barclays Bank PLC)	0.84	6/7/17	3,300,000	[a,b,c]	3,300,000

Short-Term Investments - 100.0% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
California - 100.0% (continued)
Westminster Redevelopment Agency, MFHR (Brookhurst Royale Senior Assisted Living Project) (LOC; Union Bank NA)	0.89	6/7/17	235,000	[a] 235,000
Total Investments (cost $83,830,809)			100.0%	83,830,809
Cash and Receivables (Net)			0.0%	9,483
Net Assets			100.0%	83,840,292

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2017. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, these securities amounted to $13,975,000 or 16.67% of net assets.

c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Industrial	34.6
Pollution Control	13.2
Resource Recovery	10.8
Health Care	9.6
Housing	7.9
County	5.4
City	5.4
Utility-Water & Sewer	4.8
Education	4.4
Transportation Services	2.4
Other	1.5
100.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	83,830,809	83,830,809
Interest receivable		220,708
Prepaid expenses		38,667
		84,090,184
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		56,780
Cash overdraft due to Custodian		135,964
Payable for shares of Beneficial Interest redeemed		10,197
Accrued expenses		46,951
		249,892
Net Assets ($)		83,840,292
Composition of Net Assets ($):
Paid-in capital		83,840,292
Net Assets ($)		83,840,292

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	66,387,846	17,452,446
Shares Outstanding	66,387,577	17,452,505
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2017 (Unaudited)

Investment Income ($):
Interest Income	377,024
Expenses:
Management fee—Note 2(a)	232,469
Shareholder servicing costs—Note 1 and Note 2(c)	65,564
Professional fees	31,096
Distribution and prospectus fees—Note 2(b)	26,493
Prospectus and shareholders’ reports	25,398
Registration fees	22,337
Trustees’ fees and expenses—Note 2(d)	3,073
Custodian fees—Note 2(c)	2,511
Miscellaneous	15,629
Total Expenses	424,570
Less—reduction in expenses due to undertaking—Note 2(a)	(38,168)
Less—reduction in shareholder servicing costs due to undertaking—Note 2(c)	(25,784)
Less—reduction in fees due to earnings credits—Note 2(c)	(473)
Net Expenses	360,145
Investment Income—Net, representing net increase in net assets resulting from operations	16,879

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended May 31, 2017 (Unaudited)	Year Ended November 30, 2016
Operations ($):
Investment income—net	16,879	18,554
Net realized gain (loss) on investments	-	4,240
Net Increase (Decrease) in Net Assets Resulting from Operations	16,879	22,794
Distributions to Shareholders from ($):
Investment income—net:
Class A	(15,836)	(15,185)
Class B	(1,043)	(7,609)
Tax return of capital:
Class A	-	(167,762)
Class B	-	(55,594)
Total Distributions	(16,879)	(246,150)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	35,261,755	130,882,955
Class B	22,428,475	205,244,475
Distributions reinvested:
Class A	15,730	10,604
Class B	1,026	6,510
Cost of shares redeemed:
Class A	(37,397,490)	(191,365,429)
Class B	(33,117,600)	(273,221,989)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	(12,808,104)	(128,442,874)
Total Increase (Decrease) in Net Assets	(12,808,104)	(128,666,230)
Net Assets ($):
Beginning of Period	96,648,396	225,314,626
End of Period	83,840,292	96,648,396

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended May 31, 2017	Year Ended November 30,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.003	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Tax return of capital	-	(.003)	-	-	-	-
Total Distributions	(.000)[a]	(.003)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02[b]	.28	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.82[d]	.73	.68	.66	.66	.63
Ratio of net expenses to average net assets	.76[d]	.34	.09	.11	.18	.26
Ratio of net investment income to average net assets	.04[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	66,388	68,508	129,108	123,763	137,765	244,282

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

	Six Months Ended May 31, 2017	Year Ended November 30,
Class B Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.003	.000[a]	.000[a]	.000[a]	.000[a]
Distributions:
Dividends from investment income—net	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Tax return of capital	-	(.003)	-	-	-	-
Total Distributions	(.000)[a]	(.003)	(.000)[a]	(.000)[a]	(.000)[a]	(.000)[a]
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.01[b]	.27	.00[c]	.00[c]	.00[c]	.00[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.25[d]	1.16	1.11	1.10	1.11	1.08
Ratio of net expenses to average net assets	.82[d]	.29	.09	.11	.17	.27
Ratio of net investment income to average net assets	.01[d]	.01	.00[c]	.00[c]	.00[c]	.00[c]
Net Assets, end of period ($ x 1,000)	17,452	28,141	96,207	80,047	58,297	48,219

a Amount represents less than $.001 per share.
b Not annualized.
c Amount represents less than .01%.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General California Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal and California state income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2017, sub-accounting service fees amounted to $5,214 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund operates as a “retail money market fund” as that term is defined in Rule 2a-7 under the Act (a “Retail Fund”). It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00. As a Retail Fund, the fund may, or in certain circumstances, must impose a fee upon the sale of shares or may temporarily suspend redemptions if the fund’s weekly liquid assets fall below required minimums because of market conditions or other factors.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2017 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	83,830,809
Level 3 - Significant Unobservable Inputs	-
Total	83,830,809

† See Statement of Investments for additional detailed categorizations.

At May 31, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2016 was all as follow: tax exempt income $18,554, ordinary income $4,240 and tax return of capital $223,356. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended May 31, 2017, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $38,168 during the period ended May 31, 2017.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended May 31, 2017, Class B shares were charged $26,493 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2017, Class A shares were charged $19,090 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents.

Dreyfus had also undertaken from December 1, 2016 through May 31, 2017, to reduce the expenses of Class B shares, if the aggregate expenses of Class B shares (excluding taxes, brokerage commissions and extraordinary expenses) exceeded an annual rate of 1% of the value of the average daily net assets of Class B shares. Such expense limitations are voluntary, temporary and may be revised or terminated at any time. During the period ended May 31, 2017, Class B shares were charged $26,070 pursuant to the Class B Shareholder Services Plan, of which $25,784 was reimbursed by Dreyfus.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2017, the fund was charged $12,596 for transfer agency services and $473 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were offset by earnings credits of $473.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2017, the fund was charged $2,511 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended May 31, 2017, the fund was charged $319 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2017, the fund was charged $5,791 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $36,334, Distribution Plan fees $3,147, Shareholder Services Plan fees $7,721, custodian fees $5,298, Chief Compliance Officer fees $4,826 and transfer agency fees $5,061, which are offset against an expense reimbursement currently in effect in the amount of $5,607.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 under the Act. During the period ended May 31, 2017, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $8,040,000 and $28,945,000, respectively.

NOTES

NOTES

NOTES

For More Information

General California Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GCAXX Class B: GENXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0573SA0517

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General California Municipal Money Market Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    July 27, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    July 27, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)